Fees Summary	Feb. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,170,000
Previously Paid Amount	8,678.47
Total Fee Amount	6,099.88
Total Offset Amount
Net Fee	$ 0